SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liabilities from Quality Assurance Program (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percent of outstanding loans	27.60%	4.10%